Derivative Financial Instruments - Fair value of the derivative assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Fair value of the derivative assets and liabilities
Derivative financial instruments, current assets	$ 3,924	$ 577	[1]
Total	11,121	6,038	[1]
Derivative financial instruments, current liability	657	269	[1]
Total	671	0	[1]
Derivative assets carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments, current assets	3,924	577
Derivative financial instruments, non-current asset	11,121	6,038
Total	15,045	6,615
Derivative assets carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Total	15,045	6,615
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Fair value of the derivative assets and liabilities
Derivative financial instruments, current liability	657	269
Derivative financial instruments, non-current liability	671
Total	1,328	269
Derivative liabilities carried at fair value through profit or loss (FVTPL) | Interest rate swaps
Fair value of the derivative assets and liabilities
Total	1,142	$ 269
Derivative liabilities carried at fair value through profit or loss (FVTPL) | Forward foreign exchange contracts
Fair value of the derivative assets and liabilities
Total	$ 186

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd., acquired on April 26, 2018 from GasLog Ltd. (“GasLog”) (Note 1).